SHARE CAPITAL (Tables)	9 Months Ended
Sep. 30, 2021
Statement Line Items [Line Items]
Summary of Common Shares Reserves Issue

Titan has reserved and set aside up to 15% of the issued and outstanding Common Shares for the granting of stock options and restricted share units to eligible employees, officers, consultants, and advisors. The Company’s compensation plan includes the Share Unit Plan (the “SU Plan”), the Deferred Unit Plan (the “DSU Plan”), the Stock Option Plan (the “Option Plan”), collectively the “Compensation Plan”. At September 30, 2021, 8,632,824 Common Shares were remaining available to issue under the Compensation Plan.

Common shares outstanding	111,127,690
Available for issuance – 15% of common shares outstanding	16,669,154
Reserved for stock options	(5,783,290)
Reserved for RSUs	(2,253,040)
Remainder available to reserve for future grants	8,632,824

Summary of Stock-Based Compensation Expense

During Q3, 2021, the Company granted 693,809 stock options and 338,059 RSUs to Directors, Officers and Employees. The stock-based compensation expense is included in R&D and G&A as follows:

	Three Months Ended September 30		Nine Months Ended September 30
	2021	2020	2021	2020

Stock options	$706	$286	$1,661	$721
RSUs	595	-	1,591	-
G&A - Stock options & RSUs	1,301	286	3,252	721
R&D - Stock options	121	-	368	-
Stock-based compensation expense	$1,422	$286	$3,620	$721

Summary of Options and Terms

During Q3, 2021, the company granted 693,809 stock options with the terms outlined below:

Grant date / recipient	Number of options	Exercise price	Vesting conditions	Contractual life of options
August 20, 2021, options A	520,000	$1.58	Options vest as to ¼ of the total number of options granted on the first anniversary of the grant date, and monthly for the remaining ¾ in equal amounts	7 years
August 20, 2021, options B	170,000	$1.58	Options vest as to ¼ of the total number of options granted on each annual anniversary of the grant date, beginning on the first year anniversary of the grant date	7 years
August 10, 2021, options C	3,809	$1.58	Options vest immediately	7 years
Total options granted in Q3, 2021	693,809

Summary of Granted Restricted Share Units

Grant date / recipient	Vesting conditions	Number of RSUs
August 20, 2021 RSUs A	RSUs vest as to ¼ of the total number of units granted, on each of four anniversaries from the grant date	330,000
August 20, 2021 RSUs C	RSUs vested immediately	8,059
Total RSUs granted in Q3, 2021		338,059

Summary of Contributed Surplus-Warrant Reserve

As at September 30, 2021, the Company has 9,912,633 equity warrants that are issued, outstanding and exercisable (December 31, 2020: 2,131,716). These equity warrants expire between January 26, 2023, and November 6, 2025. Due to the equity classification, the equity warrants are not revalued each reporting period.

	Equity warrant units	Average exercise price $	Warrant Reserve $
Balance at January 1, 2021	2,131,716	1.72	1,671
January 2021 Equity Offering	3,709,677	2.00	3,164
January 2021 Equity Offering-broker warrants	518,234	1.94	1,384
February 2021 Equity Offering	4,792,625	3.00	5,928
February 2021 Equity Offering-broker warrants	670,967	3.00	1,238
Exercised	(1,318,675)	1.51	-
Expired	(591,911)	3.40	-
Equity warrants as at September 30, 2021	9,912,633	2.67	13,385

Options [member]
Statement Line Items [Line Items]
Summary of Options Outstanding

A summary of the status of the Company’s outstanding RSUs as of September 30, 2021, is presented in the following table:

	Three Months Ended September 30, 2021		Nine Months Ended September 30, 2021
	Number of RSUs	Weighted Average Exercise Price	Number of RSUs	Weighted Average Exercise Price
Balance, Opening	1,914,981	$2.24	-	$-
Granted	338,059	1.52	2,253,040	2.13
Balance, September 30, 2021	2,253,040	$2.13	2,253,040	$2.13

RSUs [Member]
Statement Line Items [Line Items]
Summary of Options Outstanding

A summary of the status of the Company’s outstanding stock options as of September 30, 2021, is presented in the following table:

	Three Months Ended September 30, 2021		Nine Months Ended September 30, 2021
Stock options outstanding	Number stock options	Weighted Average Exercise Price	Number of stock options	Weighted Average Exercise Price
Balance, Opening	5,396,145	$1.93	2,923,770	$1.76
Granted	693,809	1.58	3,316,195	1.99
Exercised	-	-	(19,568)	0.73
Expired	(75,164)	3.58	(84,974)	3.58
Forfeited	(231,500)	1.85	(352,133)	1.71
Balance, September 30, 2021	5,783,290	$1.87	5,783,290	$1.87